ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Cumulative Gains (Losses) (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	$ 13,871	$ 14,851	$ 16,582	$ 16,518	$ 15,411	$ 15,413	$ 14,376	$ 14,549	$ 13,515
Total accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	(1,632)			(160)	(398)			(992)	(734)
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	37			52	53			71	57
Other comprehensive income (loss) attributable to Holdings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	(1,595)			(108)	(345)	$ (333)		(921)	(677)	$ 238
Unrealized gains (losses) on investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	(841)			830	642			140	414
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	(39)			(35)	(45)			(77)	(59)
Defined benefit pension plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	$ (752)			$ (955)	$ (995)			$ (1,055)	$ (1,089)